Investments in Associates - Summary of Movements of Financial Instruments (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Beginning of period	₽ 293	₽ 283	₽ 265
Share of (loss) profit	28	10	18
End of period	321	293	283
TPTU (Mining segment) [member]
Disclosure of associates [line items]
Beginning of period	189	184	175
Share of (loss) profit	19	5	9
End of period	208	189	184
TRMZ (Mining segment) [member]
Disclosure of associates [line items]
Beginning of period	104	99	90
Share of (loss) profit	9	5	9
End of period	₽ 113	₽ 104	₽ 99